EQUITY (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income are as follows:

	Net Unrealized Gains on Securities	Net Unrealized Gains (Losses) on Derivative Financial Instruments	Pension Adjustments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income
	(Yen in millions)
Balance at March 31, 2009	¥11,621	¥(145)	¥53	¥(66,202)	¥(54,673)
Net change for the year	11,847	63	1,003	(9,287)	3,626
Other	—	—	(3)	40	37

Balance at March 31, 2010	23,468	(82)	1,053	(75,449)	(51,010)
Net change for the year	8,767	52	(4,530)	(28,861)	(24,572)
Other	—	1	(57)	5	(51)

Balance at March 31, 2011	32,235	(29)	(3,534)	(104,305)	(75,633)
Net change for the year	8,502	(41)	(8,750)	(5,538)	(5,827)
Other	(2)	0	(6)	(171)	(179)

Balance at March 31, 2012	¥40,735	¥(70)	¥(12,290)	¥(110,014)	¥(81,639)

Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss) and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2010:
Net unrealized gains on securities:
Amount arising during the year	¥19,533	¥(7,842)	¥11,691
Reclassification adjustments for gains and losses realized in net income	266	(110)	156

Net change for the year	19,799	(7,952)	11,847
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(119)	10	(109)
Reclassification adjustments for gains and losses realized in net income	204	(32)	172

Net change for the year	85	(22)	63
Pension adjustments:
Amount arising during the year	5,784	(2,830)	2,954
Reclassification adjustments for gains and losses realized in net income	(3,433)	1,482	(1,951)

Net change for the year	2,351	(1,348)	1,003

Foreign currency translation adjustments	(9,700)	413	(9,287)

Other comprehensive income	¥12,535	¥(8,909)	¥3,626

For the year ended March 31, 2011:
Net unrealized gains on securities:
Amount arising during the year	¥14,599	¥(5,998)	¥8,601
Reclassification adjustments for gains and losses realized in net income	280	(114)	166

Net change for the year	14,879	(6,112)	8,767
Net unrealized gains on derivative financial instruments:
Amount arising during the year	252	(13)	239
Reclassification adjustments for gains and losses realized in net income	(197)	10	(187)

Net change for the year	55	(3)	52
Pension adjustments:
Amount arising during the year	(5,157)	2,276	(2,881)
Reclassification adjustments for gains and losses realized in net income	(3,015)	1,366	(1,649)

Net change for the year	(8,172)	3,642	(4,530)

Foreign currency translation adjustments	(28,966)	105	(28,861)

Other comprehensive loss	¥(22,204)	¥(2,368)	¥(24,572)

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2012:
Net unrealized gains on securities:
Amount arising during the year	¥10,419	¥(2,722)	¥7,697
Reclassification adjustments for gains and losses realized in net income	1,365	(560)	805

Net change for the year	11,784	(3,282)	8,502
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(22)	1	(21)
Reclassification adjustments for gains and losses realized in net income	(30)	10	(20)

Net change for the year	(52)	11	(41)
Pension adjustments:
Amount arising during the year	(10,246)	3,327	(6,919)
Reclassification adjustments for gains and losses realized in net income	(2,983)	1,152	(1,831)

Net change for the year	(13,229)	4,479	(8,750)

Foreign currency translation adjustments	(5,538)	—	(5,538)

Other comprehensive loss	¥(7,035)	¥1,208	¥(5,827)